Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Liabilities Current [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Payroll payable	48,339	59,432	9,326
Interest payable*	14,639	239,853	37,638
Deferred government grants	8,629	8,629	1,354
Other tax and surcharges payable	28,904	90,011	14,125
Accrued expenses	52,768	42,693	6,699
Others	58,270	70,639	11,085
	211,549	511,257	80,227

* Interest payable balance as of December 31, 2021 includes the incremental interest payable of RMB223,084 (US$35,007), payable upon the maturity of one bank loan in October 2022. As such, the corresponding interest payable was reclassified to current liabilities.